Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows	3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Balance Sheet and Cash Flow Supplemental Disclosures [Text Block]
Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	March 31, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$13,886	$35,431
Accrued interest	123,407	72,668
Other	7,754	7,146
	$145,047	$115,245

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$44,209	$42,517
Cash payments for income taxes	$—	$20

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$8,101	$1,257,765
Fair value of liabilities assumed	15,093	(28,233)
Receivables from sellers	(1,212)	772
Payables to sellers	(6,854)	—
Cash paid	$15,128	$1,230,304

For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million is included in “other noncurrent assets” on the condensed consolidated balance sheets at March 31, 2013, and December 31, 2012, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2012, reclassified net outstanding checks of approximately $35 million were included in “accounts payable and accrued expenses” on the condensed consolidated balance sheet. There was no such balance at March 31, 2013. The Company presents these net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	June 30, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$20,513	$35,431
Accrued interest	73,453	72,668
Other	6,733	7,146
	$100,699	$115,245

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Six Months Ended June 30,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$192,517	$128,617
Cash payments for income taxes	$14	$306

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$7,655	$1,841,027
Cash (paid) received	3,231	(1,455,433)
Receivables from sellers	1,792	772
Payables to sellers	(6,854)	(422)
Liabilities assumed	$5,824	$385,944

Included in “acquisition of oil and natural gas properties and joint-venture funding” on the condensed consolidated statements of cash flows for the six months ended June 30, 2013, and June 30, 2012, respectively, are approximately $68 million paid by the Company towards the future funding commitment related to the joint-venture agreement entered into with Anadarko and a deposit of approximately $308 million paid by the Company for the acquisition in the Green River Basin region that was pending at June 30, 2012.
For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million is included in “other noncurrent assets” on the condensed consolidated balance sheets at June 30, 2013, and December 31, 2012, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At June 30, 2013, and December 31, 2012, net outstanding checks of approximately $14 million and $35 million, respectively, were reclassified and included in “accounts payable and accrued expenses” on the condensed consolidated balance sheet. The Company presents net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	September 30, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$24,931	$35,431
Accrued interest	124,029	72,668
Other	7,178	7,146
	$156,138	$115,245

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Nine Months Ended September 30,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$240,261	$178,194
Cash payments for income taxes	$14	$306

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$47,901	$2,854,410
Cash paid	(28,524)	(2,487,767)
Receivables from sellers	3,654	772
Payables to sellers	(6,854)	(422)
Liabilities assumed	$16,177	$366,993

Included in “acquisition of oil and natural gas properties and joint-venture funding” on the condensed consolidated statements of cash flows for the nine months ended September 30, 2013, is approximately $112 million paid by the Company towards the future funding commitment related to the joint-venture agreement entered into with Anadarko and a deposit of approximately $53 million paid by the Company for the acquisition in the Permian Basin region that is pending at September 30, 2013 (see Note 2).
For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million is included in “other noncurrent assets” on the condensed consolidated balance sheets at September 30, 2013, and December 31, 2012, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2012, net outstanding checks of approximately $35 million were reclassified and included in “accounts payable and accrued expenses” on the condensed consolidated balance sheet. There was no such balance at September 30, 2013. The Company presents net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.

Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2012	2011
	(in thousands)

Accrued compensation	$35,431	$19,581
Accrued interest	72,668	55,170
Other	7,146	1,147
	$115,245	$75,898

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Cash payments for interest, net of amounts capitalized	$343,331	$247,217	$128,807

Cash payments for income taxes	$366	$487	$1,797

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$2,923,990	$1,523,466	$1,375,010
Cash paid, net of cash acquired	(2,640,475)	(1,500,193)	(1,351,033)
Receivable from seller	2,132	3,557	9,976
Payables to sellers	443	(4,847)	—
Liabilities assumed	$286,090	$21,983	$33,953

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million and $4 million is included in “other noncurrent assets” on the consolidated balance sheets at December 31, 2012, and December 31, 2011, respectively, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2012, and December 31, 2011, approximately $35 million and $54 million, respectively, were included in “accounts payable and accrued expenses” on the consolidated balance sheets which represent reclassified net outstanding checks. The Company presents these net outstanding checks as cash flows from financing activities on the consolidated statements of cash flows.

Supplemental Disclosures to the Statement of Cash Flows
Supplemental Disclosures to the Statement of Cash Flows
For the three months ended March 31, 2013, LinnCo incurred and recorded approximately $12 million of general and administrative expenses and certain offering costs, of which approximately $2 million had been paid by LINN Energy on LinnCo’s behalf as of March 31, 2013. All of these expenses and costs are paid by LINN Energy on LinnCo’s behalf, and therefore, are accounted for as capital contributions and reflected as noncash transactions by LinnCo.

Supplemental Disclosures to the Statements of Cash Flows
For the six months ended June 30, 2013, and for the period from April 30, 2012 (inception) to June 30, 2012, LinnCo incurred and recorded approximately $15 million and $155,000, respectively, of general and administrative expenses and certain offering costs. Of the expenses and costs incurred for the six months ended June 30, 2013, approximately $8 million had been paid by LINN Energy on LinnCo’s behalf as of June 30, 2013. All of these expenses and costs are paid by LINN Energy on LinnCo’s behalf, and therefore, are accounted for as capital contributions and reflected as noncash transactions by LinnCo.

Supplemental Disclosures to the Statement of Cash Flows
LinnCo incurred and recorded approximately $4 million of general and administrative expenses and certain offering costs. All of these expenses and costs were paid by LINN Energy on LinnCo’s behalf, and therefore, were accounted for as capital contributions and reflected as noncash transactions for LinnCo.

Supplemental Disclosures to the Statements of Cash Flows
For the nine months ended September 30, 2013, and for the period from April 30, 2012 (inception) to September 30, 2012, LinnCo incurred and recorded approximately $15 million and $2 million, respectively, of general and administrative expenses and certain offering costs. Of the expenses and costs incurred for the nine months ended September 30, 2013, approximately $9 million had been paid by LINN Energy on LinnCo’s behalf as of September 30, 2013. All of these expenses and costs are paid by LINN Energy on LinnCo’s behalf, and therefore, are accounted for as capital contributions and reflected as noncash transactions by LinnCo.